Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities Current [Abstract]
Accrued voyage expenses	$ 1,411	$ 2,620
Accrued loan interest	864	380
Accrued legal and professional fees	241	623
Total accrued expenses	$ 2,516	$ 3,623